Bingham McCutchen LLP

2020 K St. NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

March 1, 2013

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Series Funds, Inc. - Post-Effective Amendment No. 70 (File Nos. 2-77284 and 811-03459)

Ladies and Gentlemen:

On behalf of our client, Penn Series Funds, Inc. (the “Company”), we have enclosed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 70 to the Company’s Registration Statement on Form N-1A, together with all Exhibits thereto. This filing is made for the purpose of making changes to the investment strategies of the Small Cap Growth Fund, Mid Core Value Fund, and Large Cap Growth Fund, each a separate series of the Company, (collectively, the “Funds”) and reflecting the replacement of the investment sub-adviser for each of the Funds.

Please contact me at (202) 373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores

cc:	John Heiple